UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                    2/8/06
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   27
                                               -------------

Form 13F Information Table Value Total:             $277,878
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number             Name


     1.     28-1839                         ROBERT JAFFEE, GENERAL PARTNER
     2.     28-02944                        DEBORAH ZISKIN, GENERAL PARTNER
     3.     28-7626                         MARGARET EPPRECHT, GENERAL PARTNER
     4.     28-11508                        JEFFREY CHAFFKIN, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
CHAODA MODERN AGRI        COM        0682.HK       5165 12446000  SH        SOLE            12446000
------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC         COM        00949P108     4946   308543  SH        SOLE              308543
------------------------------------------------------------------------------------------------------------
AMGEN INC                 COM        031162100    12145   154010  SH        SOLE              154010
------------------------------------------------------------------------------------------------------------
AMYLIN
PHARMACEUTICALS INC       COM        032346108    10149   254230  SH        SOLE              254230
------------------------------------------------------------------------------------------------------------
CADBURY SCHWEPPES
PLC                       ADR        127209302     7003   182892  SH        SOLE              182892
------------------------------------------------------------------------------------------------------------
CYTEC INDS INC            COM        232820100    15966   335213  SH        SOLE              335213
------------------------------------------------------------------------------------------------------------
ENDURANCE
SPECIALTY HLDGS LT        SHS        G30397106    10226   285239  SH        SOLE              285239
------------------------------------------------------------------------------------------------------------
FLEETWOOD
ENTERPRISES INC           COM        339099103     6274   508044  SH        SOLE              508044
------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO       COM        369604103    19173   547022  SH        SOLE              547022
------------------------------------------------------------------------------------------------------------
GENESIS ENERGY LP   UNIT LTD PARTN   371927104     2368   203229  SH        SOLE              203229
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO            COM        406216101    19483   314438  SH        SOLE              314438
------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC         COM        42822Q100    19471   695145  SH        SOLE              695145
------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP           COM        626717102    17923   331976  SH        SOLE              331976
------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC                 COM        637071101     6920   110372  SH        SOLE              110372
------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES
INC                       COM        686688102     5348   204609  SH        SOLE              204609
------------------------------------------------------------------------------------------------------------
PIKE ELEC CORP            COM        721283109     8315   512668  SH        SOLE              512668
------------------------------------------------------------------------------------------------------------
PENTAIR INC               COM        709631105     5787   167634  SH        SOLE              167634
------------------------------------------------------------------------------------------------------------
ROCHE GOLDING AG          COM        771195104    18959   252360  SH        SOLE              252360
------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP        COM FON    852061100    11868   508032  SH        SOLE              508032
------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES
INC                       COM        871508107     2345   182899  SH        SOLE              182899
------------------------------------------------------------------------------------------------------------
CONSTELLATION
BRANDS INC               CL A        21036P108     3998   152410  SH        SOLE              152410
------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW        COM        844030106     9272   392395  SH        SOLE              392395
------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC       COM        89579K109     2942    75000  SH        SOLE               75000
------------------------------------------------------------------------------------------------------------
VIACOM INC               CL B        925524308    14379   441061  SH        SOLE              441061
------------------------------------------------------------------------------------------------------------
VALEANT
PHARMACEUTICALS
INTL                      COM        91911X104     5511   304829  SH        SOLE              304829
------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL
INC                      CL A        930059100     9413   448887  SH        SOLE              448887
------------------------------------------------------------------------------------------------------------
XEROX CORP                COM        984121103    22529  1537838  SH        SOLE             1537838
------------------------------------------------------------------------------------------------------------
